Income Taxes Components of Net Deferred Tax Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Federal deferred income tax assets:
Unearned premiums reserve	$ 642.7	$ 552.5
Loss and loss adjustment expense reserves	224.3	170.0
Non-deductible accruals	220.8	238.2
Operating lease liabilities	37.9	37.4
Investment basis differences	19.1	18.6
Hedges on forecasted transactions	4.0	4.1
Other	7.2	25.8
Federal deferred income tax liabilities:
Net holding period gains on equity securities	(811.1)	(620.5)
Deferred acquisition costs	(284.7)	(259.8)
Property and equipment	(94.6)	(105.6)
Operating lease assets	(37.9)	(37.4)
Loss and loss adjustment expense reserve transition adjustment	(32.3)	(39.3)
Intangible assets	(16.9)	(27.6)
Net unrealized gains on fixed-maturity securities	(15.0)	(253.4)
Prepaid expenses	(6.8)	(5.5)
Other	(9.6)	(7.5)
Deferred Tax Liability, Federal Tax	(152.9)	(310.0)
Deferred Tax Assets, State Taxes	16.3	11.9
Deferred Tax Liabilities, State Taxes	(1.5)	(4.0)
Deferred Tax Liabilities, Net	$ (138.1)	$ (302.1)